Business Combination - Additional Information (Detail) ₨ in Thousands, $ in Thousands		12 Months Ended
	Jun. 15, 2019	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Dec. 28, 2017 INR (₨)	Dec. 28, 2017 USD ($)
Electrosteel Steels Limited [member]
Statement [LineItems]
Paid-up share capital, percentage held	90.00%
Revenue of acquiree since acquisition date		₨ 41,955,000	$ 607,000
Profit of acquiree since acquisition date		2,772,000	40,000
Revenue of combined entity as if combination occurred at beginning of period		915,593,000	13,239,000
Profit of combined entity as if combination occurred at beginning of period		₨ 117,529,000	$ 1,699,000
AvanStrate Inc. [member]
Statement [LineItems]
Percentage of equity stake acquired				51.63%	51.63%
Cash consideration				₨ 600	$ 10
Acquired debts				9,640,000	139,000
Loan amount extended				₨ 460,000	$ 7,000
Minority shareholder's shareholding interest		46.60%	46.60%